Deferred income tax - Offset (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Deferred income tax
Deferred income tax assets	$ 63,786	$ 78,369	[1]
Deferred income tax liabilities	(137,106)	(183,518)	[1]
Deferred tax liability (asset)	73,320	105,149		$ 158,055	$ 163,741
Property, plant and equipment
Deferred income tax
Deferred income tax assets before netting	(4,807)	(7,137)
Deferred income tax liabilities before netting	(107,444)	(165,602)
Deferred tax liability (asset)	112,251	172,739		166,020	168,784
Intangible assets
Deferred income tax
Deferred income tax assets before netting	23,386	20,313
Deferred income tax liabilities before netting	(168,133)	(197,932)
Deferred tax liability (asset)	144,747	177,619		166,157	191,887
Provisions
Deferred income tax
Deferred income tax assets before netting	3,490	14,574
Deferred income tax liabilities before netting	46,734	57,075
Unrealized derivative income
Deferred income tax
Deferred income tax liabilities before netting	20,194	(337)
Timing differences on loans
Deferred income tax
Deferred income tax liabilities before netting	4,100	19,071
Unrealized foreign exchange
Deferred income tax
Deferred income tax liabilities before netting	14,719	12,150
Tax losses
Deferred income tax
Deferred income tax assets before netting	30,668	28,443
Deferred income tax liabilities before netting	21,676	11,164
Unutilized capital allowances
Deferred income tax
Deferred income tax liabilities before netting	30,085	79,110
Right-of-use asset
Deferred income tax
Deferred income tax assets before netting	(73,400)	(53,820)
Deferred income tax liabilities before netting	(42,299)	(81,987)
Deferred tax liability (asset)	115,699	135,807		138,846	136,986
Lease liability
Deferred income tax
Deferred income tax assets before netting	84,886	65,419
Deferred income tax liabilities before netting	49,676	88,255
Deferred tax liability (asset)	(134,562)	(153,674)		$ (144,972)	$ (142,595)
Other
Deferred income tax
Deferred income tax assets before netting	(437)	10,577
Deferred income tax liabilities before netting	$ (6,414)	$ (4,485)

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.